Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

December 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.0%
Industrials – 21.1%
Aerospace & Defense – 1.2%
Babcock International Group PLC(a)	1,490,759	$6,456,362
Saab AB - Class B	477,715	12,133,816

		18,590,178

Air Freight & Logistics – 0.2%
Cia de Distribucion Integral Logista Holdings SA	163,030	3,253,349

Building Products – 1.2%
Fletcher Building Ltd.	1,589,740	7,966,170
Inwido AB	189,980	3,927,689
Uponor Oyj	145,199	3,439,486
Zehnder Group AG	32,540	3,311,615

		18,644,960

Commercial Services & Supplies – 1.9%
Altech Corp.	156,500	2,587,701
Biffa PLC(b)	2,058,628	9,989,444
Clipper Logistics PLC	295,100	2,899,881
Downer EDI Ltd.	2,221,969	9,651,980
Intrum AB	65,970	1,699,841
Sthree PLC	413,920	2,599,613

		29,428,460

Construction & Engineering – 1.0%
Balfour Beatty PLC	2,384,557	8,494,139
Morgan Sindall Group PLC	103,857	3,564,700
Veidekke ASA	221,460	3,329,488

		15,388,327

Electrical Equipment – 2.6%
Fuji Electric Co., Ltd.	265,700	14,514,682
Luceco PLC(b)	627,010	2,957,682
Nexans SA	118,339	11,571,080
TKH Group NV	161,874	10,216,700

		39,260,144

Industrial Conglomerates – 0.1%
Chargeurs SA	45,740	1,355,884

Machinery – 5.6%
Amada Co., Ltd.	1,294,300	12,815,995
ANDRITZ AG	65,430	3,365,263
ATS Automation Tooling Systems, Inc.(a)	520,078	20,655,930
Cargotec Oyj	63,270	3,157,567
Deutz AG(a)	987,053	7,361,991
Duerr AG	217,808	9,898,748
FLSmidth & Co., A/S	179,505	6,710,274
IMI PLC	169,590	3,999,607
JOST Werke AG(b)	18,480	1,041,454
Manitou BF SA	67,280	2,110,282
Morgan Advanced Materials PLC	611,030	2,965,009
Semperit AG Holding	88,680	2,958,191
Turk Traktor ve Ziraat Makineleri AS	122,400	2,081,756
Valmet Oyj	98,710	4,232,253

Company	Shares	U.S. $ Value

YAMABIKO Corp.	288,300	$3,126,164

		86,480,484

Professional Services – 3.2%
Benefit One, Inc.	77,300	3,321,158
Brunel International NV	62,090	792,718
Danel Adir Yeoshua Ltd.	15,840	3,580,591
NICE Information Service Co., Ltd.	112,524	1,701,417
Outsourcing, Inc.	637,100	8,596,350
Renrui Human Resources Technology Holdings Ltd.(a)	865,200	899,805
RWS Holdings PLC	1,173,425	10,323,881
Teleperformance	21,646	9,677,407
UT Group Co., Ltd.	272,800	10,245,704

		49,139,031

Road & Rail – 0.9%
Redde Northgate PLC	481,110	2,842,516
Sankyu, Inc.	199,200	8,266,015
Senko Group Holdings Co., Ltd.	327,000	2,633,928

		13,742,459

Trading Companies & Distributors – 2.5%
AerCap Holdings NV(a)	209,837	13,727,537
Barloworld Ltd.	395,550	3,732,592
Bufab AB	80,520	3,972,094
Daiichi Jitsugyo Co., Ltd.	62,700	2,700,410
Howden Joinery Group PLC	318,370	3,899,655
Inaba Denki Sangyo Co., Ltd.	143,100	3,362,067
Russel Metals, Inc.	128,507	3,416,491
Yuasa Trading Co., Ltd.	119,300	3,092,091

		37,902,937

Transportation Infrastructure – 0.7%
Grupo Aeroportuario del Centro Norte SAB de CV	1,175,805	7,901,676
Sumitomo Warehouse Co., Ltd. (The)	205,600	3,476,388

		11,378,064

		324,564,277

Information Technology – 15.3%
Communications Equipment – 1.1%
ADVA Optical Networking SE(a)	216,370	3,460,106
Sterlite Technologies Ltd.	2,979,221	11,454,154
VTech Holdings Ltd.	294,500	2,305,753

		17,220,013

Electronic Equipment, Instruments & Components – 2.9%
Anritsu Corp.	209,600	3,237,057
E Ink Holdings, Inc.	4,262,000	23,209,451
Horiba Ltd.	141,000	8,291,340
Kaga Electronics Co., Ltd.	99,600	2,830,935
Simplo Technology Co., Ltd.	7,000	83,026
SOLUM Co., Ltd.(a)	245,649	4,630,157
Test Research, Inc.	1,180,000	2,494,015

		44,775,981

Company	Shares	U.S. $ Value

IT Services – 2.9%
Atea ASA(a)	183,131	$3,407,783
Computacenter PLC	92,033	3,655,691
NEC Networks & System Integration Corp.	732,700	11,492,503
Nihon Unisys Ltd.	375,339	10,533,342
NSD Co., Ltd.	61,100	1,109,866
Softcat PLC	81,653	1,993,806
Sonata Software Ltd.	257,650	3,011,753
TietoEVRY Oyj	293,122	9,156,409

		44,361,153

Semiconductors & Semiconductor Equipment – 6.7%
ASM International NV	39,642	17,498,669
ASPEED Technology, Inc.	40,000	5,157,752
BE Semiconductor Industries NV	23,343	1,984,450
Elan Microelectronics Corp.	489,000	2,997,734
FocalTech Systems Co., Ltd.	244,000	1,506,361
Himax Technologies, Inc. (ADR)	632,313	10,110,685
King Yuan Electronics Co., Ltd.	6,096,000	9,845,793
LX Semicon Co., Ltd.	32,210	4,522,637
Machvision, Inc.	88,722	893,045
Melexis NV	25,340	3,019,433
Optorun Co., Ltd.	237,800	4,907,291
Pixart Imaging, Inc.	323,000	1,771,891
Rorze Corp.	95,700	10,306,682
Sanken Electric Co., Ltd.	122,100	6,693,158
SCREEN Holdings Co., Ltd.	136,100	14,624,363
Sino-American Silicon Products, Inc.	536,000	4,565,080
Sitronix Technology Corp.	170,000	1,959,061

		102,364,085

Software – 0.7%
Fortnox AB	44,240	2,864,080
Hansen Technologies Ltd.	250,740	975,910
Hilan Ltd.	60,070	4,017,394
Magic Software Enterprises Ltd.	154,516	3,277,827

		11,135,211

Technology Hardware, Storage & Peripherals – 1.0%
Asia Vital Components Co., Ltd.	2,412,000	7,664,134
Aten International Co., Ltd.	695,000	2,051,668
Gigabyte Technology Co., Ltd.	575,000	3,226,396
Konica Minolta, Inc.	647,600	2,954,996

		15,897,194

		235,753,637

Consumer Discretionary – 13.2%
Auto Components – 2.3%
Faurecia SE	203,483	9,680,908
Mahle-Metal Leve SA	427,600	2,353,361
Nexteer Automotive Group Ltd.	6,579,000	8,167,551
Toyo Tire Corp.	700,794	10,940,388
Tube Investments of India Ltd.	161,055	3,775,822

		34,918,030

Company	Shares	U.S. $ Value

Automobiles – 0.5%
Piaggio & C SpA	2,067,572	$6,764,076

Diversified Consumer Services – 0.6%
Benesse Holdings, Inc.	484,200	9,508,359

Hotels, Restaurants & Leisure – 2.9%
Entain PLC(a)	683,906	15,631,815
Food & Life Cos., Ltd.	191,180	7,218,702
Jollibee Foods Corp.	2,021,510	8,578,806
Jumbo Interactive Ltd.	261,940	3,669,992
LeoVegas AB(b)	255,040	986,119
MTY Food Group, Inc.	35,560	1,778,914
Tongcheng Travel Holdings Ltd.(a)	3,967,200	7,353,972

		45,218,320

Household Durables – 0.7%
Redrow PLC	960,293	9,164,823
Vistry Group PLC	119,020	1,903,897

		11,068,720

Leisure Products – 0.9%
BRP, Inc.	113,381	9,931,313
MIPS AB(b)	31,734	4,152,292

		14,083,605

Multiline Retail – 0.3%
Europris ASA(b)	519,394	4,148,591

Specialty Retail – 1.8%
AutoCanada, Inc.(a)	55,740	1,881,575
Bermaz Auto Bhd	8,675,100	3,290,124
Com7 PCL	1,582,200	3,872,021
Delek Automotive Systems Ltd.	213,820	3,027,190
EDION Corp.	241,700	2,256,436
Geo Holdings Corp.	278,200	2,998,190
Kohnan Shoji Co., Ltd.	78,000	2,295,271
Mobilezone Holding AG	117,534	1,753,011
Motus Holdings Ltd.	151,680	1,047,910
Nick Scali Ltd.	297,670	3,324,347
Sleep Country Canada Holdings, Inc.(b)	84,450	2,505,560

		28,251,635

Textiles, Apparel & Luxury Goods – 3.2%
Asics Corp.	584,900	12,966,930
China Lilang Ltd.	1,960,000	1,096,018
Delta Galil Industries Ltd.	36,520	2,510,859
Handsome Co., Ltd.	79,746	2,385,140
HUGO BOSS AG	226,274	13,697,265
JNBY Design Ltd.(b)	1,244,500	1,979,058
New Wave Group AB	191,450	3,555,179
Pandora A/S	91,401	11,369,450

		49,559,899

		203,521,235

Company	Shares	U.S. $ Value

Financials – 10.1%
Banks – 3.3%
Aozora Bank Ltd.	71,700	$1,568,092
Bank of Ireland Group PLC(a)	2,459,555	13,929,599
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	30,387,500	2,846,330
Bank Pembangunan Daerah Jawa Timur Tbk PT	59,838,000	3,150,025
BAWAG Group AG(a) (b)	169,348	10,386,326
BNK Financial Group, Inc.	456,810	3,222,951
Canadian Western Bank	111,360	3,195,674
Close Brothers Group PLC	161,130	3,073,204
National Bank of Greece SA(a)	1,072,000	3,576,515
Seven Bank Ltd.	688,400	1,423,116
SpareBank 1 SMN	208,002	3,510,832

		49,882,664

Capital Markets – 3.9%
Altshuler Shaham Provident Funds & Pension Ltd.	236,470	1,275,633
Azimut Holding SpA	503,054	14,063,502
Banca Generali SpA	77,990	3,421,172
CI Financial Corp.	169,950	3,552,297
IG Group Holdings PLC	1,125,221	12,437,439
Intermediate Capital Group PLC	545,490	16,245,085
Man Group PLC/Jersey	965,056	2,970,416
Pinnacle Investment Management Group Ltd.	273,991	3,110,268
Polar Capital Holdings PLC	290,960	3,123,063

		60,198,875

Consumer Finance – 1.4%
Credit Corp., Group Ltd.	139,250	3,394,471
FinVolution Group (ADR)	101,670	501,233
Jaccs Co., Ltd.	124,300	3,202,080
Manappuram Finance Ltd.	2,819,562	6,230,869
Shriram Transport Finance Co., Ltd.	356,950	5,805,334
Sun Hung Kai & Co., Ltd.	4,423,000	2,360,359

		21,494,346

Diversified Financial Services – 0.2%
Svolder AB	84,830	3,434,840

Insurance – 1.3%
Anadolu Anonim Turk Sigorta Sirketi	3,937,700	1,955,604
Beazley PLC(a)	1,739,387	10,998,938
Coface SA	268,840	3,830,650
Protector Forsikring ASA	287,390	3,525,907

		20,311,099

		155,321,824

Materials – 9.6%
Chemicals – 3.2%
Chambal Fertilizers and Chemicals Ltd.	667,359	3,523,051
China General Plastics Corp.	1,566,224	1,962,506
Dongjin Semichem Co., Ltd.	82,850	3,550,453
Dongyue Group Ltd.	1,639,000	2,560,243
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,909,481	11,254,404
Hansol Chemical Co., Ltd.	31,054	7,977,226

Company	Shares	U.S. $ Value

Nantex Industry Co., Ltd.	659,597	$2,027,993
Synthomer PLC	509,740	2,752,343
Tosoh Corp.	531,100	7,890,293
Zeon Corp.	562,200	6,498,299

		49,996,811

Construction Materials – 0.4%
JK Lakshmi Cement Ltd.	338,838	2,625,049
STO SE & Co., KGaA (Preference Shares)	13,040	3,280,974

		5,906,023

Containers & Packaging – 0.8%
Huhtamaki Oyj	81,980	3,626,057
Orora Ltd.	3,367,829	8,595,340

		12,221,397

Metals & Mining – 4.2%
APERAM SA	192,026	10,452,749
APL Apollo Tubes Ltd.(a)	173,946	2,327,003
Central Asia Metals PLC	710,192	2,489,716
Inner Mongolia ERDOS Resources Co. Ltd.	237,500	879,071
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS(a)	3,685,940	2,568,929
Labrador Iron Ore Royalty Corp.	114,054	3,383,886
Lundin Mining Corp.	1,010,895	7,895,682
Mineral Resources Ltd.	130,723	5,339,480
Mitsui Mining & Smelting Co., Ltd.	112,700	3,070,940
Northern Star Resources Ltd.	1,094,780	7,529,183
OZ Minerals Ltd.	822,809	16,963,240
Perenti Global Ltd.	2,519,334	1,694,492

		64,594,371

Paper & Forest Products – 1.0%
Century Plyboards India Ltd.	353,282	2,837,411
Interfor Corp.	380,653	12,190,405

		15,027,816

		147,746,418

Health Care – 7.3%
Biotechnology – 1.0%
BioGaia AB - Class B	42,547	2,435,582
Clinuvel Pharmaceuticals Ltd.	111,240	2,198,156
Hugel, Inc.	80,047	10,327,741

		14,961,479

Health Care Equipment & Supplies – 3.3%
Coltene Holding AG(a)	18,670	2,303,016
ConvaTec Group PLC(b)	3,117,826	8,144,642
Getinge AB - Class B	438,532	19,112,172
Inmode Ltd.(a)	41,280	2,913,542
LivaNova PLC(a)	141,046	12,331,652
Osstem Implant Co., Ltd.	35,110	4,204,165
Riverstone Holdings Ltd.	3,330,500	1,732,891

		50,742,080

Company	Shares	U.S. $ Value

Health Care Providers & Services – 1.1%
BML, Inc.	256,800	$7,984,927
Dr. Lal PathLabs Ltd.(b)	49,328	2,524,496
Healius Ltd.	956,480	3,664,505
Odontoprev SA	1,312,300	2,963,894

		17,137,822

Life Sciences Tools & Services – 0.3%
Biotage AB	51,340	1,485,685
Chemometec A/S	25,490	3,227,752

		4,713,437

Pharmaceuticals – 1.6%
Chong Kun Dang Pharmaceutical Corp.	17,528	1,634,196
Faes Farma SA	490,925	1,947,440
Huons Co., Ltd.	37,076	1,484,923
Hypera SA	983,000	4,976,340
JB Chemicals & Pharmaceuticals Ltd.	143,774	3,426,662
Mega Lifesciences PCL	2,201,900	3,328,722
Samjin Pharmaceutical Co., Ltd.	58,851	1,301,003
Sanofi India Ltd.	30,443	3,244,790
Virbac SA	7,690	3,713,339

		25,057,415

		112,612,233

Communication Services – 6.6%
Diversified Telecommunication Services – 0.2%
Telecom Egypt Co.	3,147,480	3,359,141

Entertainment – 3.1%
Capcom Co., Ltd.	468,200	11,026,736
GungHo Online Entertainment, Inc.	456,700	10,266,578
International Games System Co., Ltd.	411,000	11,758,991
Soft-World International Corp.	502,000	1,786,825
Toei Animation Co., Ltd.	135,558	13,487,526

		48,326,656

Interactive Media & Services – 0.9%
Addcn Technology Co., Ltd.	118,000	1,136,762
Dip Corp.	350,000	11,914,576

		13,051,338

Media – 2.4%
Cogeco Communications, Inc.	123,311	9,819,453
Corus Entertainment, Inc. - Class B	616,350	2,319,322
Criteo SA (Sponsored ADR)(a)	227,053	8,825,550
IPSOS	80,830	3,786,394
ITV PLC(a)	2,328,400	3,501,018
Metropole Television SA	145,740	2,851,861
Reach PLC	185,910	710,879
Rightmove PLC	429,180	4,631,190

		36,445,667

		101,182,802

Company	Shares	U.S. $ Value

Real Estate – 6.1%
Equity Real Estate Investment Trusts (REITs) – 2.4%
AEON REIT Investment Corp.	2,016	$2,824,300
Charter Hall Retail REIT	2,996,306	9,288,634
Cominar Real Estate Investment Trust	323,930	2,993,590
H&R Real Estate Investment Trust	170,620	2,191,846
Immobiliare Grande Distribuzione SIIQ SpA(a)	592,556	2,598,049
Kenedix Residential Next Investment Corp.	1,128	2,180,022
Killam Apartment Real Estate Investment Trust	544,780	10,159,580
Merlin Properties Socimi SA	246,690	2,672,747
Sasseur Real Estate Investment Trust(b)	4,176,300	2,616,311

		37,525,079

Real Estate Management & Development – 3.7%
CA Immobilien Anlagen AG	349,345	13,036,258
Dongwon Development Co., Ltd.	352,289	1,579,979
Farglory Land Development Co., Ltd.	3,555,000	7,936,123
Grand City Properties SA	414,063	9,835,060
IWG PLC(a)	1,984,102	7,819,838
Kerry Properties Ltd.	940,000	2,448,099
KWG Living Group Holdings Ltd.(b)	11,131,000	4,577,112
Midea Real Estate Holding Ltd.(b)	1,997,000	3,108,419
Sirius Real Estate Ltd.	2,107,730	4,034,026
Times China Holdings Ltd.	4,599,000	2,224,618

		56,599,532

		94,124,611

Consumer Staples – 4.1%
Beverages – 0.8%
Royal Unibrew A/S	106,526	11,982,349

Food & Staples Retailing – 0.5%
Arcs Co., Ltd.	149,500	2,776,488
Axfood AB	117,318	3,377,364
Sonae SGPS SA	1,388,140	1,585,024

		7,738,876

Food Products – 1.8%
Austevoll Seafood ASA	664,744	8,002,966
Hokuto Corp.	139,700	2,318,285
Marfrig Global Foods SA	727,600	2,882,968
Uni-President China Holdings Ltd.	10,169,000	9,857,311
Zhou Hei Ya International Holdings Co., Ltd.(a) (b)	7,344,800	5,542,405

		28,603,935

Personal Products – 1.0%
Cosmax, Inc.(a)	62,838	4,608,870
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	58,674,140	3,560,998
TCI Co., Ltd.	990,000	7,464,976

		15,634,844

		63,960,004

Utilities – 2.5%
Electric Utilities – 1.1%
Enea SA(a)	1,274,450	2,694,777

Company	Shares	U.S. $ Value

Enerjisa Enerji AS(b)	2,774,120	$2,700,935
Fjordkraft Holding ASA(b)	974,746	5,264,685
Genesis Energy Ltd.	3,115,707	6,103,091

		16,763,488

Independent Power and Renewable Electricity Producers – 0.8%
Capital Power Corp.	420,077	13,104,264

Multi-Utilities – 0.4%
A2A SpA	1,699,740	3,312,154
Hera SpA	700,239	2,910,448

		6,222,602

Water Utilities – 0.2%
Cia de Saneamento de Minas Gerais-COPASA	1,179,200	2,686,602

		38,776,956

Energy – 1.1%
Energy Equipment & Services – 0.1%
Subsea 7 SA	201,465	1,441,170

Oil, Gas & Consumable Fuels – 1.0%
Beach Energy Ltd.	9,280,335	8,520,475
Itochu Enex Co., Ltd.	362,300	3,138,305
Serica Energy PLC	1,022,000	3,333,821

		14,992,601

		16,433,771

Total Common Stocks (cost $1,212,628,684)		1,493,997,768

INVESTMENT COMPANIES – 1.2%
Funds and Investment Trusts – 1.2%
iShares MSCI EAFE Small-Cap ETF(c) (cost $17,011,742)	242,000	17,687,780

RIGHTS – 0.0%
Health Care – 0.0%
Pharmaceuticals – 0.0%
Faes Farma SA, expiring 12/30/2021(a) (cost $94,765)	490,925	101,723

SHORT-TERM INVESTMENTS – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $15,381,185)	15,381,185	15,381,185

Total Investments – 99.2% (cost $1,245,116,376)(f)		1,527,168,456
Other assets less liabilities – 0.8%		13,059,407

Net Assets – 100.0%		$1,540,227,863

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	16,950	GBP	12,737	01/14/2022	$289,971
Bank of America, NA	JPY	603,871	USD	5,362	02/09/2022	110,581
Bank of America, NA	USD	29,140	JPY	3,298,751	02/09/2022	(454,821)
Bank of America, NA	CAD	6,797	USD	5,327	02/10/2022	(46,381)
Barclays Bank PLC	USD	3,935	RUB	294,047	03/02/2022	(45,068)
BNP Paribas SA	KRW	5,461,540	USD	4,613	01/20/2022	22,717
Citibank, NA	JPY	3,904,491	USD	34,300	02/09/2022	348,344
Citibank, NA	EUR	10,040	USD	11,332	02/10/2022	(107,086)
Citibank, NA	USD	5,879	EUR	5,198	02/10/2022	43,190
Deutsche Bank AG	EUR	43,857	USD	50,704	02/10/2022	736,065
Deutsche Bank AG	USD	10,518	ILS	32,967	03/03/2022	89,757
Goldman Sachs Bank USA	USD	41,100	CHF	37,709	01/13/2022	292,962
Goldman Sachs Bank USA	SEK	44,591	USD	4,870	01/20/2022	(65,422)
Goldman Sachs Bank USA	USD	8,278	MYR	35,142	06/16/2022	106,021
HSBC Bank USA	TRY	49,719	USD	3,720	01/06/2022	(31,016)
HSBC Bank USA	USD	14,714	INR	1,103,332	01/07/2022	110,149
HSBC Bank USA	TWD	149,588	USD	5,387	01/20/2022	(15,205)
HSBC Bank USA	USD	11,004	KRW	13,083,750	01/20/2022	(6,763)
HSBC Bank USA	PHP	301,351	USD	5,946	01/27/2022	84,889
JPMorgan Chase Bank, NA	NOK	200,936	USD	23,475	01/20/2022	665,059
JPMorgan Chase Bank, NA	USD	3,906	NOK	32,640	01/20/2022	(201,034)
Morgan Stanley Capital Services, Inc.	MXN	84,320	USD	3,928	01/13/2022	(184,056)
Morgan Stanley Capital Services, Inc.	NOK	55,832	USD	6,230	01/20/2022	(107,939)
Morgan Stanley Capital Services, Inc.	NZD	14,196	USD	9,865	01/20/2022	144,077
Morgan Stanley Capital Services, Inc.	TWD	116,733	USD	4,218	01/20/2022	2,656
Morgan Stanley Capital Services, Inc.	USD	3,872	NOK	35,300	01/20/2022	134,800
Morgan Stanley Capital Services, Inc.	USD	4,851	NZD	6,780	01/20/2022	(208,181)
Morgan Stanley Capital Services, Inc.	USD	8,447	ZAR	134,496	01/25/2022	(32,234)
Morgan Stanley Capital Services, Inc.	USD	18,931	AUD	25,606	02/08/2022	(299,590)
Morgan Stanley Capital Services, Inc.	JPY	1,326,968	USD	11,677	02/09/2022	138,000
Morgan Stanley Capital Services, Inc.	USD	6,471	JPY	742,109	02/09/2022	(18,316)
Morgan Stanley Capital Services, Inc.	USD	5,400	CAD	6,797	02/10/2022	(26,960)
Natwest Markets PLC	USD	4,129	MXN	84,320	01/13/2022	(17,359)
Natwest Markets PLC	USD	13,505	NOK	115,154	01/20/2022	(432,956)
Standard Chartered Bank	TWD	258,947	USD	9,364	01/20/2022	12,857
State Street Bank & Trust Co.	USD	3,686	INR	278,511	01/07/2022	55,570
State Street Bank & Trust Co.	CHF	4,670	USD	5,084	01/13/2022	(42,177)
State Street Bank & Trust Co.	AUD	7,251	USD	5,381	02/08/2022	105,348
UBS AG	GBP	11,266	USD	15,285	01/14/2022	36,030
UBS AG	USD	15,817	SGD	21,313	01/14/2022	(2,501)
UBS AG	USD	17,492	SEK	152,626	01/20/2022	(599,118)
UBS AG	EUR	3,534	USD	4,063	02/10/2022	36,567

						$621,427

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $72,625,531 or 4.7% of net assets.

(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

As of December 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $368,912,395 and gross unrealized depreciation of investments was $(86,238,888), resulting in net unrealized appreciation of $282,673,507.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

MSCI – Morgan Stanley Capital International

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

December 31, 2021 (unaudited)

19.3%	Japan
11.0%	United Kingdom
7.3%	Australia
6.1%	Taiwan
5.8%	Canada
4.1%	China
4.1%	Germany
3.8%	Sweden
3.5%	South Korea
3.4%	Norway
3.2%	France
2.8%	India
2.2%	Austria
22.4%	Other
1.0%	Short-Term

100.0%	Total Investments

1

All data are as of December 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 2.2% or less in the following: Austria, Belgium, Brazil, Chile, Egypt, Finland, Greece, Hong- Kong, Indonesia, Ireland, Israel, Italy, Luxemberg, Malaysia, Mexico, Netherlands, New Zealand, Norway, Philippines, Poland, Portugal, Singapore, South Africa, Spain, Switzerland, Thailand and Turkey.

Bernstein Fund, Inc.

International Small Cap Portfolio

December 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Industrials	$93,451,667	$231,112,610	$—	$324,564,277
Information Technology	17,274,324	218,479,313	—	235,753,637
Consumer Discretionary	37,872,786	165,648,449	—	203,521,235
Financials	18,144,617	137,177,207	—	155,321,824
Materials	32,688,663	115,057,755	—	147,746,418
Health Care	17,548,210	95,064,023	—	112,612,233
Communication Services	21,675,204	79,507,598	—	101,182,802
Real Estate	19,379,042	74,745,569	—	94,124,611

Investments in Securities:	Level 1	Level 2		Level 3	Total
Consumer Staples	$6,443,966	$57,516,038		$—	$63,960,004
Utilities	21,908,290	16,868,666		—	38,776,956
Energy	3,333,821	13,099,950		—	16,433,771
Investment Companies	17,687,780	—		—	17,687,780
Rights	101,723	—		—	101,723
Short-Term Investments	15,381,185	—		—	15,381,185

Total Investments in Securities	322,891,278	1,204,277,178	(a)	—	1,527,168,456
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	3,565,610		—	3,565,610
Liabilities:
Forward Currency Exchange Contracts	—	(2,944,183)		—	(2,944,183)

Total	$322,891,278	$1,204,898,605		$—	$1,527,789,883

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2021 is as follows:

Fund	Market Value 09/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$17,728	$76,518	$78,865	$15,381	$0	*

*	Amount less than $500.